Schedule of key management compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Salaries and other short-term employee benefits	$ 325,543	$ 305,860
Post-employment benefits	4,828	4,518
Share-based payments	1,134,787	65,856
Compensation	$ 1,465,158	$ 376,234